Stockholders Equity (Details2)	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average Price exercisable	$ 3.43
Weighted average remaining contractual term (in years) exercisable	8 years 3 months 3 days
Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding at beginning of period | shares
Weighted average exercise price outstanding at beginning of period
Aggregate intrinsic value Outstanding at beginning | $
Granted | shares	829,500
Weighted average exercise price granted	$ 3.43
Aggregate intrinsic value granted
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period | shares
Weighted average exercise price exercised
Aggregate intrinsic value exercised | $
Exercised | shares
Weighted average exercise price forfeited
Aggregate intrinsic value forfeited | $
Outstanding at end of period | shares	829,500
Weighted average exercise price outstaning at end of period	$ 3.43
Weighted average remaining contractual term (in years)	8 years 3 months 3 days
Aggregate intrinsic value end of period | $
Exercisable at end of period | shares	829,500
Aggregate intrinsic value exercisable | $